SHARE CAPITAL (Details) (Common shares, USD $)	0 Months Ended	12 Months Ended	1 Months Ended
	Mar. 07, 2013	Dec. 31, 2012	Mar. 31, 2013 Maximum	Feb. 06, 2013 Maximum
SHARE CAPITAL
Shares authorized to be repurchased				1,529,687
Shares repurchased	124,300	800,000
Average price of shares repurchased (in dollars per share)		$ 7.89	$ 11.08